GOODWILL - Impairment Testing (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($) segment	Dec. 31, 2018 CNY (¥) segment	Dec. 31, 2017 segment
GOODWILL
Number of operating segments | segment		1	1	1
Impairment loss		$ 73,449	¥ 505,000
Gold Master
GOODWILL
Impairment loss | ¥	¥ 505,000